FINANCIAL RISK MANAGEMENT - Schedule of Contractual Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 03, 2016
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 84,894
Debt	100,706	$ 95,605
Interest on long term debt	19,914
Purchase obligations	13,762
Total	301,003
Other current liabilities	$ 6,410	13,498
Percentage of conversion price in effect	130.00%
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	$ 73,469
Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	108,964
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Debt	$ 44,612	$ 42,515	$ 47,617
Borrowings, interest rate	7.00%			7.00%
Number of trading days, exceeding threshold	20 days
Number of trading days, consecutive days	30 days
Percentage of conversion price in effect	130.00%
Less than 1 year
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 84,894
Debt	36,368
Interest on long term debt	8,155
Purchase obligations	13,762
Total	142,689
Less than 1 year | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	7,665
Less than 1 year | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	28,213
1 to 3 years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest on long term debt	11,685
Purchase obligations	0
Total	118,344
1 to 3 years | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	27,908
1 to 3 years | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	78,751
3 to 5 years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest on long term debt	74
Purchase obligations	0
Total	28,357
3 to 5 years | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	26,283
3 to 5 years | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	2,000
More than 5 years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest on long term debt	0
Purchase obligations	0
Total	11,613
More than 5 years | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	11,613
More than 5 years | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	$ 0